UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21625

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
(Name and address of agent for service)

1-904-246-3433
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/11

Date of reporting period:  12/31/10

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2010 (Unaudited)
Intrepid Capital Fund

	Shares	Value
COMMON STOCKS - 54.68%
Capital Goods - 0.85%
Orbital Sciences Corp. (a)	141,473	$2,423,432
Consumer Services - 4.25%
Dover Motorsports, Inc. (a)	670,750	1,193,935
International Speedway Corp. - Class A	207,767	5,437,262
Speedway Motorsports, Inc.	357,452	5,476,165
		12,107,362
Diversified Financials - 3.22%
CoreLogic, Inc.	144,000	2,666,880
Federated Investors, Inc.	248,600	6,505,862
		9,172,742
Energy - 2.51%
Bill Barrett Corp. (a)	72,000	2,961,360
Tidewater, Inc.	77,700	4,183,368
		7,144,728
Food & Staples Retailing - 1.38%
Weis Markets, Inc.	97,820	3,945,081
Food, Beverage & Tobacco - 2.62%
Kraft Foods, Inc.	81,567	2,570,176
Sara Lee Corp.	279,050	4,886,166
		7,456,342
Health Care Equipment & Services - 3.36%
ICU Medical, Inc. (a)	112,350	4,100,775
Teleflex, Inc.	101,482	5,460,746
		9,561,521
Household & Personal Products - 4.21%
American Greetings Corp.	286,400	6,346,624
Central Garden and Pet Co. - Class A (a)	339,928	3,355,065
Oil-Dri Corporation of America - Class A (b)	105,847	2,274,652
		11,976,341
Insurance - 4.63%
Baldwin & Lyons, Inc. - Class B	143,171	3,368,813
Berkshire Hathaway, Inc. - Class B (a)	72,000	5,767,920
The Travelers Companies, Inc.	72,556	4,042,095
		13,178,828
Insurance Carriers and Related Activities - 0.85%
AMERISAFE, Inc. (a)	138,717	2,427,547
Materials - 3.64%
Newmont Mining Corp.	95,630	5,874,551
Royal Gold, Inc.	82,000	4,479,660
		10,354,211
Media - 0.63%
John Wiley & Sons, Inc. - Class A	39,595	1,791,278
Pharmaceuticals, Biotechnology & Life Sciences - 4.00%
Bio-Rad Laboratories, Inc. (a)	29,551	3,068,872
Gilead Sciences, Inc. (a)	70,830	2,566,879
Johnson & Johnson	93,200	5,764,420
		11,400,171
Professional, Scientific, and Technical Services - 2.13%
FTI Consulting, Inc. (a)	162,805	6,069,370
Retailing - 2.50%
Aaron's, Inc.	267,408	5,452,449
Midas, Inc. (a)(b)	205,526	1,666,816
		7,119,265
Software & Services - 8.76%
Automatic Data Processing, Inc.	48,647	2,251,383
Convergys Corp. (a)	29,275	385,552
CSG Systems International, Inc. (a)	97,325	1,843,336
EPIQ Systems, Inc. (b)	332,880	4,570,442
Global Payments, Inc.	59,962	2,770,844
Mantech International Corp. (a)	111,004	4,587,795
Microsoft Corp.	200,000	5,584,000
Total Systems Services, Inc.	193,105	2,969,955
		24,963,307
Technology Hardware & Equipment - 3.61%
Dell, Inc. (a)	421,890	5,716,609
Mocon, Inc.	23,942	309,331
Tekelec (a)	357,289	4,255,312
		10,281,252
Telecommunication Services - 1.53%
Telephone & Data Systems, Inc.	119,383	4,363,449
TOTAL COMMON STOCKS (Cost $140,305,410)		155,736,227

	Principal
	Amount	Value
CONVERTIBLE BONDS - 1.97%
Consumer Durables & Apparel - 0.73%
Smith & Wesson Holding Corp.
4.000%, 12/15/2026	$2,115,000	2,093,850
Energy - 0.90%
Bill Barrett Corp.
5.000%, 03/15/2028	2,500,000	2,568,750
Food & Staples Retailing - 0.34%
Spartan Stores, Inc.
3.375%, 05/15/2027	1,017,000	963,608
TOTAL CONVERTIBLE BONDS (Cost $5,454,686)		5,626,208

CORPORATE BONDS - 22.18%
Capital Goods - 0.54%
Gibraltar Industries, Inc.
8.000%, 12/01/2015 (c)	1,529,000	1,540,468
Commercial & Professional Services - 0.64%
Mobile Mini, Inc.
6.875%, 05/01/2015	1,815,000	1,842,225
Computer and Electronic Product Manufacturing - 0.66%
Communications & Power Industries, Inc.
8.000%, 02/01/2012	1,894,000	1,894,000
Consumer Durables & Apparel - 3.12%
Hanesbrands, Inc.
3.831%, 12/15/2014 (c)	4,856,000	4,825,650
Perry Ellis International, Inc.
8.875%, 09/15/2013	3,984,000	4,053,720
		8,879,370
Consumer Services - 1.65%
Speedway Motorsports, Inc.
6.750%, 06/01/2013	4,668,000	4,703,010
Food Services and Drinking Places - 0.85%
Carrols Corp.
9.000%, 01/15/2013	2,420,000	2,426,050
Household & Personal Products - 3.82%
American Greetings Corp.
7.375%, 06/01/2016	4,609,000	4,776,076
Amscan Holdings, Inc.
8.750%, 05/01/2014	4,489,000	4,489,000
Central Garden & Pet Co.
8.250%, 03/01/2018	1,592,000	1,611,900
		10,876,976
Materials - 2.28%
AEP Industries, Inc.
7.875%, 03/15/2013	5,385,000	5,364,806
Silgan Holdings, Inc.
7.250%, 08/15/2016	1,050,000	1,118,250
		6,483,056
Media - 1.99%
Scholastic Corp.
5.000%, 04/15/2013	2,812,000	2,819,030
Valassis Communications, Inc.
8.250%, 03/01/2015	2,715,000	2,840,569
		5,659,599
Pharmaceuticals, Biotechnology & Life Sciences - 1.41%
Bio-Rad Laboratories, Inc.
7.500%, 08/15/2013	3,958,000	4,012,422
Retailing - 3.02%
Collective Brands, Inc.
8.250%, 08/01/2013	2,626,000	2,671,955
PEP Boys-Manny Moe & Jack
7.500%, 12/15/2014	4,439,000	4,505,585
Radioshack Corp.
7.375%, 05/15/2011	1,398,000	1,429,455
		8,606,995
Telecommunications - 2.20%
Dycom Investments, Inc.
8.125%, 10/15/2015	2,871,000	2,949,953
Syniverse Technologies, Inc.
7.750%, 08/15/2013	3,239,000	3,303,780
		6,253,733
TOTAL CORPORATE BONDS (Cost $62,210,159)		63,177,904

	Shares
REAL ESTATE INVESTMENT TRUST - 2.08%
Real Estate - 2.08%
Potlatch Corp.	182,236	5,931,782
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $5,951,928)		5,931,782

SHORT-TERM INVESTMENTS - 17.85%
Money Market Funds - 9.42%
AIM STIT-Treasury Portfolio	4,411,105	4,411,105
Fidelity Institutional Money Market Funds - Government Portfolio	11,215,000	11,215,000
SEI Daily Income Trust Treasury Fund	11,215,000	11,215,000
		26,841,105

	Principal
U.S. Treasury Bills - 8.43%	Amount
0.154%, 01/13/2011 (d)	$4,000,000	3,999,796
0.187%, 01/20/2011 (d)	4,000,000	3,999,609
0.176%, 02/10/2011 (d)	4,000,000	3,999,225
0.182%, 03/10/2011 (d)	4,000,000	3,998,640
0.136%, 04/07/2011 (d)	4,000,000	3,998,559
0.142%, 04/28/2011 (d)	4,000,000	3,998,171
		23,994,000
TOTAL SHORT-TERM INVESTMENTS (Cost $50,835,105)		50,835,105
Total Investments (Cost $264,757,288) - 98.76%		281,307,226
Other Assets in Excess of Liabilities - 1.24%		3,522,765
TOTAL NET ASSETS - 100.00%		$284,829,991

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Affiliated company. See Footnote 3.
(c) Variable rate security. The rate shown is as of December 31, 2010.
(d)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Investments
December 31, 2010 (Unaudited)
Intrepid Small Cap Fund

	Shares	Value
COMMON STOCKS - 69.82%
Capital Goods - 1.97%
Ducommun, Inc.	156,257	$3,403,277
Gencor Industries, Inc. (a)	244,231	1,758,463
Orbital Sciences Corp. (a)	521,107	8,926,563
		14,088,303
Commercial & Professional Services - 2.71%
FTI Consulting, Inc. (a)	518,622	19,334,228
Consumer Durables & Apparel - 0.45%
CSS Industries, Inc.	157,699	3,250,177
Consumer Services - 4.42%
Ambassadors Group, Inc.	393,239	4,522,249
International Speedway Corp. - Class A	310,790	8,133,374
Papa John's International, Inc. (a)	253,700	7,027,490
Regis Corp.	168,018	2,789,099
Speedway Motorsports, Inc.	590,504	9,046,521
		31,518,733
Diversified Financials - 3.45%
CoreLogic, Inc.	575,156	10,651,889
Federated Investors, Inc.	534,500	13,987,865
		24,639,754
Energy - 6.92%
Bill Barrett Corp. (a)	442,576	18,203,151
Contango Oil & Gas Co. (a)	115,216	6,674,463
Tidewater, Inc.	456,179	24,560,677
		49,438,291
Food & Staples Retailing - 2.08%
Weis Markets, Inc.	367,825	14,834,382
Health Care Equipment & Services - 4.40%
ICU Medical, Inc. (a)	369,500	13,486,750
Teleflex, Inc.	333,300	17,934,873
		31,421,623
Household & Personal Products - 3.45%
American Greetings Corp.	620,595	13,752,385
Central Garden and Pet Co. - Class A (a)	506,005	4,999,329
Oil-Dri Corporation of America - Class A (c)	272,997	5,866,706
		24,618,420
Insurance - 5.52%
AMERISAFE, Inc. (a)	412,925	7,226,187
Baldwin & Lyons, Inc. - Class B	265,286	6,242,180
Brown & Brown, Inc.	624,400	14,948,136
Hilltop Holdings, Inc. (a)	1,105,300	10,964,576
		39,381,079
Materials - 2.67%
Pan American Silver Corp. (b)	176,828	7,287,082
Royal Gold, Inc.	215,900	11,794,617
		19,081,699
Media - 1.69%
Scholastic Corp.	408,646	12,071,403
Pharmaceuticals, Biotechnology & Life Sciences - 2.57%
Bio-Rad Laboratories, Inc. (a)	176,620	18,341,987
Retailing - 6.56%
Aaron's, Inc.	1,121,063	22,858,475
Core-Mark Holding Co., Inc. (a)(c)	565,180	20,114,756
Midas, Inc. (a)(c)	475,593	3,857,059
		46,830,290
Software & Services - 14.90%
Convergys Corp. (a)	228,220	3,005,657
CSG Systems International, Inc. (a)	859,465	16,278,267
EPIQ Systems, Inc. (c)	1,468,337	20,160,267
Global Payments, Inc.	328,854	15,196,343
Hudson Soft Co., Ltd. (b)	392,900	1,471,137
Mantech International Corp. (a)	401,537	16,595,524
Square Enix Holdings Co., Ltd. (b)	465,400	8,254,416
TECMO KOEI HOLDINGS CO., Ltd. (b)	1,443,100	11,340,040
Total System Services, Inc.	916,055	14,088,926
		106,390,577
Technology Hardware & Equipment - 3.63%
Mocon, Inc.	98,498	1,272,594
Tekelec (a)	1,217,064	14,495,233
Tellabs, Inc.	1,498,140	10,157,389
		25,925,216
Telecommunication Services - 0.93%
Telephone & Data Systems, Inc.	182,000	6,652,100
Utilities - 1.50%
Portland General Electric Co.	492,900	10,695,930
TOTAL COMMON STOCKS (Cost $435,857,592)		498,514,192

REAL ESTATE INVESTMENT TRUST - 2.04%
Real Estate - 2.04%
Potlatch Corp.	447,453	14,564,595
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $14,131,421)		14,564,595

SHORT-TERM INVESTMENTS - 27.52%
Money Market Funds - 8.76%
AIM STIT-Treasury Portfolio	5,832,773	5,832,773
Fidelity Institutional Money Market Funds - Government Portfolio	28,386,000	28,386,000
SEI Daily Income Trust Treasury Fund	28,386,000	28,386,000
		62,604,773

	Principal
	Amount
U.S. Treasury Bills - 18.76%
0.141%, 04/21/2011 (d)	$66,000,000	65,971,767
0.167%, 05/26/2011 (d)	68,000,000	67,954,808
		133,926,575
TOTAL SHORT-TERM INVESTMENTS (Cost $196,531,348)		196,531,348
Total Investments (Cost $646,520,361) - 99.38%		709,610,135
Other Assets in Excess of Liabilities - 0.62%		4,452,282
TOTAL NET ASSETS - 100.00%		$714,062,417

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Affiliated company. See Footnote 3.
(d)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Investments
December 31, 2010 (Unaudited)
Intrepid Income Fund

	Principal
	Amount	Value
CONVERTIBLE BONDS - 6.31%
Consumer Durables & Apparel - 1.90%
Smith & Wesson Holding Corp.
4.000%, 12/15/2026	$1,456,000	$1,441,440
Energy - 2.46%
Bill Barrett Corp.
5.000%, 03/15/2028	1,818,000	1,867,995
Food & Staples Retailing - 1.95%
Spartan Stores, Inc.
3.375%, 05/15/2027	1,560,000	1,478,100
TOTAL CONVERTIBLE BONDS (Cost $4,483,313)		4,787,535

CORPORATE BONDS - 63.77%
Capital Goods - 2.49%
Gibraltar Industries, Inc.
8.000%, 12/01/2015 (a)	1,875,000	1,889,063
Commercial & Professional Services - 2.58%
Mobile Mini, Inc.
6.875%, 05/01/2015	1,928,000	1,956,920
Computer and Electronic Product Manufacturing - 3.24%
Communications & Power Industries, Inc.
8.000%, 02/01/2012	2,460,000	2,460,000
Consumer Durables & Apparel - 7.77%
Hanesbrands, Inc.
3.831%, 12/15/2014 (a)	2,959,000	2,940,506
Perry Ellis International, Inc.
8.875%, 09/15/2013	2,908,000	2,958,890
		5,899,396
Consumer Services - 3.90%
Speedway Motorsports, Inc.
6.750%, 06/01/2013	2,936,000	2,958,020
Food Services and Drinking Places - 2.42%
Carrols Corp.
9.000%, 01/15/2013	1,831,000	1,835,577
Household & Personal Products - 9.47%
American Greetings Corp.
7.375%, 06/01/2016	2,829,000	2,931,551
Amscan Holdings, Inc.
8.750%, 05/01/2014	2,923,000	2,923,000
Central Garden and Pet Co.
8.250%, 03/01/2018	1,320,000	1,336,500
		7,191,051
Materials - 4.22%
AEP Industries, Inc.
7.875%, 03/15/2013	2,999,000	2,987,754
Silgan Holdings, Inc.
7.250%, 08/15/2016	200,000	213,000
		3,200,754
Media - 6.70%
Scholastic Corp.
5.000%, 04/15/2013	2,869,000	2,876,173
Valassis Communications, Inc.
8.250%, 03/01/2015	2,113,000	2,210,726
		5,086,899
Pharmaceuticals, Biotechnology & Life Sciences - 3.73%
Bio-Rad Laboratories, Inc.
7.500%, 08/15/2013	2,794,000	2,832,417
Retailing - 9.39%
Collective Brands, Inc.
8.250%, 08/01/2013	2,818,000	2,867,315
PEP Boys-Manny Moe & Jack
7.500%, 12/15/2014	2,995,000	3,039,925
Radioshack Corp.
7.375%, 05/15/2011	1,192,000	1,218,820
		7,126,060
Technology Hardware & Equipment - 1.44%
Da-Lite Screen Co., Inc.
12.500%, 04/01/2015	1,000,000	1,095,000
Telecommunications - 6.42%
Dycom Investments, Inc.
8.125%, 10/15/2015	2,055,000	2,111,513
Syniverse Technologies, Inc.
7.750%, 08/15/2013	2,711,000	2,765,220
		4,876,733
TOTAL CORPORATE BONDS (Cost $46,933,237)		48,407,890

	Shares
REAL ESTATE INVESTMENT TRUST - 1.87%
Real Estate - 1.87%
Potlatch Corp.	43,604	1,419,310
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,461,492)		1,419,310

SHORT-TERM INVESTMENTS - 26.61%
Money Markets - 6.86%
Fidelity Institutional Money Market Funds - Government Portfolio	2,216,281	2,216,281
SEI Daily Income Trust Treasury Fund	2,990,000	2,990,000
		5,206,281

	Principal
	Amount
U.S. Treasury Bills - 19.75%
0.131%, 03/17/2011 (b)	$15,000,000	14,995,938
TOTAL SHORT-TERM INVESTMENTS (Cost $20,202,218)		20,202,219
Total Investments (Cost $73,080,260) - 98.56%		74,816,954
Other Assets in Excess of Liabilities - 1.44%		1,094,570
TOTAL NET ASSETS - 100.00%		$75,911,524

Percentages are stated as a percent of net assets.
(a) Variable rate security. The rate listed is as of December 31, 2010.
(b) Rate shown is the effective yield based on the purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedules of Investments.

Schedule of Investments
December 31, 2010 (Unaudited)
Intrepid All Cap Fund

	Shares	Value
COMMON STOCKS - 72.52%
Consumer Services - 3.91%
International Speedway Corp. - Class A	23,400	$612,378
Speedway Motorsports, Inc.	36,305	556,193
		1,168,571
Diversified Financials - 4.60%
CoreLogic, Inc. (a)	16,000	296,320
Federated Investors, Inc.	22,900	599,293
Fifth Street Finance Corp.	39,500	479,530
		1,375,143
Energy - 3.17%
Tidewater, Inc.	17,570	945,969
Food & Staples Retailing - 1.17%
Weis Markets, Inc.	8,706	351,113
Food, Beverage & Tobacco - 5.02%
Kraft Foods, Inc.	23,880	752,459
Sara Lee Corp.	42,760	748,727
		1,501,186
Health Care Equipment & Services - 4.86%
CR Bard, Inc.	5,220	479,039
ICU Medical, Inc. (a)	6,400	233,600
Teleflex, Inc.	13,800	742,578
		1,455,217
Household & Personal Products - 2.97%
Central Garden and Pet Co. - Class A (a)	30,100	297,388
American Greetings Corp.	26,600	589,456
		886,844
Insurance - 6.06%
Baldwin & Lyons, Inc. - Class B	18,140	426,834
Brown & Brown, Inc.	27,870	667,208
The Travelers Companies, Inc.	12,895	718,380
		1,812,422
Materials - 0.87%
Pan American Silver Corp. (b)	6,295	259,417
Media - 2.64%
John Wiley & Sons, Inc. - Class A	17,445	789,212
Pharmaceuticals, Biotechnology & Life Sciences - 8.80%
Bio-Rad Laboratories, Inc. (a)	7,140	741,489
Cephalon, Inc. (a)	14,585	900,186
Gilead Sciences, Inc. (a)	15,500	561,720
Johnson & Johnson	6,900	426,765
		2,630,160
Professional, Scientific, and Technical Services - 2.51%
FTI Consulting, Inc. (a)	20,100	749,328
Retailing - 3.02%
Aaron's, Inc.	44,250	902,258
Software & Services - 14.06%
CSG Systems International, Inc. (a)	12,500	236,750
EPIQ Systems, Inc. (c)	45,500	624,715
Global Payments, Inc.	17,300	799,433
Mantech International Corp. (a)	17,910	740,220
Microsoft Corp.	37,700	1,052,584
Total Systems Services, Inc.	48,670	748,545
		4,202,247
Technology Hardware & Equipment - 7.33%
Dell, Inc. (a)	77,190	1,045,925
Tekelec (a)	50,910	606,338
Tellabs, Inc.	79,535	539,247
		2,191,510
Telecommunication Services - 1.53%
Telephone & Data Systems, Inc.	12,480	456,144
TOTAL COMMON STOCKS (Cost $19,528,422)		21,676,741

REAL ESTATE INVESTMENT TRUST - 1.99%
Real Estate - 1.99%
Potlatch Corp.	18,265	594,526
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $543,795)		594,526

SHORT-TERM INVESTMENTS - 24.40%
Money Market Funds - 16.37%
AIM STIT-STIC Prime Portfolio	979,000	979,000
AIM STIT-Treasury Portfolio	979,000	979,000
Fidelity Institutional Money Market Funds - Money Market Portfolio	979,000	979,000
Fidelity Institutional Money Market Funds - Government Portfolio	979,000	979,000
SEI Daily Income Trust Treasury Fund	979,000	979,000
		4,895,000
	Principal
	Amount
U.S. Treasury Bills - 8.03%
0.187%, 01/20/2011 (d)	$800,000	799,922
0.177%, 03/03/2011 (d)	800,000	799,762
0.163%, 05/05/2011 (d)	800,000	799,550
		2,399,234
TOTAL SHORT-TERM INVESTMENTS (Cost $7,294,234)		7,294,234
Total Investments (Cost $27,366,451) - 98.91%		29,565,501
Other Assets in Excess of Liabilities - 1.09%		324,950
TOTAL NET ASSETS - 100.00%		$29,890,451

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Affiliated company. See Footnote 3.
(d)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedules of Investments.

1. Fair Valuation Pricing Inputs

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investments trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used.  When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  On days when the closing price of the S&P 500 moves more than 1% from its previous close, common stocks of the International Value Fund which are traded on non-North American exchanges may be valued using matrix pricing formulas provided by and independent pricing service.  These securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.

The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Funds' investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total

The Intrepid Capital Fund
Total Common Stocks*	$155,736,227	$-	$-	$155,736,227
Total Convertible Bonds*	-	5,626,208	-	5,626,208
Total Corporate Bonds*	-	63,177,904	-	63,177,904
Total Real Estate Investment Trust	5,931,782	-	-	5,931,782
Total U.S. Treasury Bills	-	23,994,000	-	23,994,000
Total Money Market Funds	26,841,105	-	-	26,841,105

Total Fund	$188,509,114	$92,798,112	$-	$281,307,226

The Intrepid Small Cap Fund
	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$498,514,192	$-	$-	$498,514,192
Total Real Estate Investment Trust	14,564,595	-	-	14,564,595
Total U.S. Treasury Bills	-	133,926,575	-	133,926,575
Total Money Market Funds	62,604,773	-	-	62,604,773

Total Fund	$575,683,560	$133,926,575	$-	$709,610,135

The Intrepid Income Fund
	Level 1	Level 2	Level 3	Total
Total Convertible Bonds*	$-	$4,787,535	$ -	$4,787,535
Totol Corporate Bonds*	-	48,407,890	-	48,407,890
Total Real Estate Investment Trust	1,419,310	-	-	1,419,310
Total U.S. Treasury Bills	-	14,995,938	-	14,995,938
Total Money Market Funds	5,206,281	-	-	5,206,281

Total Fund	$6,625,591	$68,191,363	$ -	$74,816,954

The Intrepid All Cap Fund
	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$21,676,741	$-	$-	$21,676,741
Total Real Estate Investment Trust	594,526	-	-	594,526
Total U.S. Treasury Bills	-	2,399,234	-	2,399,234
Total Money Market Funds	4,895,000	-	-	4,895,000

Total Fund	$27,166,267	$2,399,234	$-	$29,565,501

* For further information regarding security characteristics, please see the Schedules of Investments.

There were no transfers of securities between levels during the period ended December 31, 2010. The Funds did not hold any level 3 securities during the period ended December 31, 2010.

2. Federal Tax Information

The cost basis of investments for federal income tax purposes at December 31, 2010 for Intrepid Capital Fund, Intrepid Small Cap, Intrepid Income Fund, and Intrepid All Cap Fund (collectively the "Funds"), were as follows*:

	Intrepid Capital Fund	Intrepid Small Cap Fund	Intrepid Income Fund	Intrepid All Cap Fund
Cost of Investments	$ 264,757,288	$ 646,520,361	$ 73,080,260	$ 27,366,451
Gross unrealized appreciation	$ 18,696,870	$ 68,848,012	$ 1,935,541	$ 2,473,803
Gross unrealized depreciation	(2,146,932)	(5,758,238)	(198,847)	(274,753)
Net unrealized appreciation	$ 16,549,938	$ 63,089,774	$ 1,736,694	$ 2,199,050

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

3. Transactions with Affiliates

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from October 1, 2010 through December 31, 2010.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

Intrepid Capital Fund
Issuer Name	Share Balance at Oct. 1, 2010	Additions	Reductions	Share Balance at December 31, 2010	Income Dividend	Gain/(Loss) Realized	Value at December 31, 2010
EPIQ Systems, Inc.	332,880	-	-	332,880	$ 11,651	$ -	$ 4,570,442
Midas, Inc.	205,526	-	-	205,526	-	-	1,666,816
Oil-Dri Corporation of America - Class A	105,847	-	-	105,847	16,936	-	2,274,652
					$ 28,587	$ -	$ 8,511,910

Intrepid Small Cap Fund
	Share Balance			Share Balance	Dividend	Realized	Value at
Issuer Name	at Oct. 1, 2010	Additions	Reductions	at December 31, 2010	Income	Gain/(Loss)	December 31, 2010
Core-Mark Holding Co., Inc.	618,614	-	(53,434)	565,180	$ -	$ 216,034	$ 20,114,756
EPIQ Systems, Inc.	1,230,821	237,516	-	1,468,337	50,809	-	20,160,267
Midas, Inc.	475,593	-	-	475,593	-	-	3,857,059
Oil-Dri Corporation of America - Class A	272,997	-	-	272,997	43,680	-	5,866,706
					$ 94,489	$ 216,034	$ 49,998,788

Intrepid All Cap Fund
	Share Balance			Share Balance	Dividend	Realized	Value at
Issuer Name	at Oct. 1, 2010	Additions	Reductions	at December 31, 2010	Income	Gain/(Loss)	December 31, 2010
EPIQ Systems, Inc.	45,500	-	-	45,500	$ 1,593	$ -	$ 624,715
					$ 1,593	$ -	$ 624,715

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Intrepid Capital Management Funds Trust

By (Signature and Title)             /s/ Mark F. Travis
Mark F. Travis, President

Date          2/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Mark F. Travis
Mark F. Travis, President

Date           2/24/11

By (Signature and Title)*           /s/ Donald C. White
Donald C. White, Treasurer

Date          2/24/11

* Print the name and title of each signing officer under his or her signature.